Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 68,357	$ 62,234
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	48,731	44,535
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	46,041	42,232
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,690	2,303
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	19,626	17,699
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	7,893	7,149
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	5,710	5,160
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,340	2,259
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,917	1,541
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 1,766	$ 1,590